Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of the future minimum payments under operating leases that have non-cancelable lease terms (in millions):

Minimum Payments
2015	$5.3
2016	4.3
2017	3.0
2018	1.3
2019	0.6
Thereafter	2.6

$17.1